Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Property, plant, and equipment, gross	$ 192	$ 179
Less: accumulated depreciation	(76)	(56)
Property and equipment, net	116	123
Office Equipment [Member]
Property, plant, and equipment, gross	52	39
Laboratory Equipment [Member]
Property, plant, and equipment, gross	102	104
Automobiles [Member]
Property, plant, and equipment, gross	25	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 13	$ 13